Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	5.800% Senior Notes due 2036
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.99648
Maximum Aggregate Offering Price	$ 298,944,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,284.17
Offering Note	This "Calculation of Filing Fee Table" updates the "Calculation of Filing Fee Tables" in Registration Statement No. 333-283027, which was filed by Kennametal Inc. (the "Registrant") on November 6, 2024 (the "Registration Statement"). The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The registration fee is calculated in accordance Rule 457(o) Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fees for the Registration Statement.